EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2016	2015	2014
Net (loss) income from continuing operations	(127,711)	(220,839)	16,253
Net loss from discontinued operations	—	—	(258)
Net (loss) income	(127,711)	(220,839)	15,995

(in thousands)	2016	2015	2014
Weighted average number of shares outstanding - basic	95,238	30,243	10,489
Impact of restricted stock units	8	27	30
Weighted average number of shares outstanding - diluted	95,246	30,270	10,519